Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 57.8%
A&D Mortgage Trust 2023-NQM4 A3, 8.1000%, 9/25/68 (144A)Ç	$5,509,851	$5,637,004
Aaset 2019-2 Trust, 6.4130%, 10/16/39 (144A)	4,723,808	1,334,570
ACC Auto Trust 2021-A C, 3.7900%, 4/15/27 (144A)	4,262,227	4,250,270
ACC Auto Trust 2021-A D, 6.1000%, 6/15/29 (144A)	3,700,000	3,651,245
ACHV Trust 2023-1PL D, 8.4700%, 3/18/30 (144A)	2,750,000	2,786,248
AGL CLO 1 Ltd 2021-10A D,
CME Term SOFR 3 Month + 3.1616%, 8.4756%, 4/15/34 (144A)‡	8,000,000	7,916,872
Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8000%, 8/15/27 (144A)	5,960,415	5,813,368
Angel Oak Mortgage Trust I LLC 2024-3 A3, 4.8000%, 11/26/68 (144A)Ç	5,163,632	4,898,538
Auxilior Term Funding LLC 2023-1A E, 10.9700%, 12/15/32 (144A)	2,550,000	2,565,490
Avis Budget Rental Car Funding AESOP LLC 2019-2A D, 3.0400%, 9/22/25 (144A)	5,000,000	4,943,572
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27 (144A)	6,000,000	5,459,923
AXIS Equipment Finance Receivables 2024-1A E, 9.6600%, 4/20/32 (144A)	2,875,000	2,881,813
AXIS Equipment Finance Receivables LLC 2024-1A D, 6.5700%, 4/21/31 (144A)	2,875,000	2,912,123
Bain Capital Credit CLO Ltd 2021-4A D,
CME Term SOFR 3 Month + 3.3616%, 8.6794%, 10/20/34 (144A)‡	5,000,000	4,974,650
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 D,
1.2591%, 7/27/50 (144A)‡	6,330,000	5,000,497
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E,
1.2731%, 7/27/50 (144A)‡	10,755,758	7,688,786
Bayview Opportunity Master Fund VII 2024-CAR1 E,
US 30 Day Average SOFR + 3.6000%, 0%, 12/26/31 (144A)‡	1,750,000	1,750,000
Benefit Street Partners CLO Ltd 2016-10A CRR,
CME Term SOFR 3 Month + 3.7616%, 9.0794%, 4/20/34 (144A)‡	6,750,000	6,751,546
Blue Bridge Funding LLC 2023-1A B, 9.4800%, 11/15/30 (144A)	2,800,000	2,798,375
Blue Bridge Funding LLC 2023-1A C, 9.5000%, 11/15/30 (144A)	2,800,000	2,554,432
Blue Bridge Funding LLC 2023-1A D, 15.0000%, 11/15/30 (144A)	1,743,000	1,688,344
BlueMountain CLO XXVI Ltd 2019-25A D2R,
CME Term SOFR 3 Month + 4.4116%, 9.7256%, 7/15/36 (144A)‡	6,250,000	6,219,562
BlueMountain CLO XXVI Ltd 2021-28A A,
CME Term SOFR 3 Month + 1.5216%, 6.8356%, 4/15/34 (144A)‡	5,000,000	5,001,085
BPR Trust 2023-BRK2 A, 6.8990%, 11/5/28 (144A)‡	13,809,000	14,323,189
Business Jet Securities LLC 2020-1A B, 3.9670%, 11/15/35 (144A)	2,266,847	2,189,758
Business Jet Securities LLC 2021-1A B, 2.9180%, 4/15/36 (144A)	1,482,271	1,374,667
Business Jet Securities LLC 2021-1A C, 5.0670%, 4/15/36 (144A)	1,090,723	1,048,801
Business Jet Securities LLC 2022-1A C, 6.4130%, 6/15/37 (144A)	3,008,019	2,762,487
BX Commercial Mortgage Trust 2019-MMP D,
CME Term SOFR 1 Month + 1.6440%, 6.9690%, 8/15/36 (144A)‡	3,482,573	3,297,586
BX Commercial Mortgage Trust 2019-MMP F,
CME Term SOFR 1 Month + 2.8361%, 8.1611%, 8/15/36 (144A)‡	13,930,290	12,793,830
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 2.7645%, 8.0898%, 10/15/36 (144A)‡	10,526,977	10,413,635
BX Commercial Mortgage Trust 2021-ARIA E,
CME Term SOFR 1 Month + 2.3590%, 7.6840%, 10/15/36 (144A)‡	10,000,000	9,778,935
BX Commercial Mortgage Trust 2021-ARIA F,
CME Term SOFR 1 Month + 2.7080%, 8.0330%, 10/15/36 (144A)‡	10,000,000	9,774,545
BX Commercial Mortgage Trust 2021-BXMF G,
CME Term SOFR 1 Month + 3.4640%, 8.7890%, 10/15/26 (144A)‡	13,320,574	12,757,168
BX Commercial Mortgage Trust 2021-SOAR G,
CME Term SOFR 1 Month + 2.9145%, 8.2405%, 6/15/38 (144A)‡	6,267,482	6,169,472
BX Commercial Mortgage Trust 2021-SOAR J,
CME Term SOFR 1 Month + 3.8645%, 9.1905%, 6/15/38 (144A)‡	8,208,636	7,918,836
BX Commercial Mortgage Trust 2021-VINO E,
CME Term SOFR 1 Month + 2.0668%, 7.3918%, 5/15/38 (144A)‡	2,106,494	2,081,816
BX Commercial Mortgage Trust 2021-VINO G,
CME Term SOFR 1 Month + 4.0668%, 9.3918%, 5/15/38 (144A)‡	9,069,941	8,917,324
BX Commercial Mortgage Trust 2021-VOLT F,
CME Term SOFR 1 Month + 2.5145%, 7.8398%, 9/15/36 (144A)‡	8,440,000	8,335,160
BX Commercial Mortgage Trust 2021-VOLT G,
CME Term SOFR 1 Month + 2.9645%, 8.2898%, 9/15/36 (144A)‡	6,000,000	5,935,048
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 6.0745%, 4/15/39 (144A)‡	8,168,893	8,074,608
BX Commercial Mortgage Trust 2024-WPT B,
CME Term SOFR 1 Month + 1.8908%, 0%, 3/15/34 (144A)‡	14,700,000	14,663,203
BXHPP Trust 2021-FILM B,
CME Term SOFR 1 Month + 1.0145%, 6.3395%, 8/15/36 (144A)‡	12,698,000	11,976,907
BXHPP Trust 2021-FILM E,
CME Term SOFR 1 Month + 2.1145%, 7.4395%, 8/15/36 (144A)‡	2,053,000	1,835,329

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Carlyle Global Markets Strategies 2022-2A C,
CME Term SOFR 3 Month + 3.5500%, 8.8678%, 4/20/35 (144A)‡	$5,000,000		$5,000,800
Carlyle Global Markets Strategies 2023-4A D,
CME Term SOFR 3 Month + 4.1000%, 9.4743%, 10/25/36 (144A)‡	5,250,000		5,263,135
CarMax Auto Owner Trust 2022-3 D, 6.2000%, 1/16/29	6,250,000		6,279,802
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28 (144A)	12,890,000		12,183,590
Carvana Auto Receivables Trust 2023-P4 N, 8.0500%, 10/10/30 (144A)	216,741		216,723
Carvana Auto Receivables Trust 2023-P5 N, 8.0200%, 12/10/30 (144A)	829,298		829,533
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43 (144A)	3,830,196		1,101,390
CBAM CLO Management 2021-14A A,
CME Term SOFR 3 Month + 1.3616%, 6.6794%, 4/20/34 (144A)‡	15,000,000		15,004,740
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9453%, 9/15/38 (144A)‡	6,529,000		6,610,795
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60 (144A)	918,340		845,443
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	23,189,260		23,130,116
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	21,702,067		21,392,034
Chase Auto Credit Linked Note 2021-3 E, 2.1020%, 2/26/29 (144A)	454,261		442,761
Chase Auto Credit Linked Notes 2021-1 E, 2.3650%, 9/25/28 (144A)	237,690		235,549
Chase Auto Credit Linked Notes 2021-1 F, 4.2800%, 9/25/28 (144A)	3,337,000		3,286,633
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 6.5204%, 2/25/50 (144A)‡	1,416,998		1,407,877
Chase Mortgage Finance Corp 2021-CL1 M4,
US 30 Day Average SOFR + 2.6500%, 7.9704%, 2/25/50 (144A)‡	2,293,837		2,161,554
Chase Mortgage Finance Corp 2021-CL1 M5,
US 30 Day Average SOFR + 3.2500%, 8.5704%, 2/25/50 (144A)‡	917,648		840,898
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55 (144A)Ç	2,915,447		2,870,157
Citigroup Commercial Mortgage Trust 2018-C5, 0.6656%, 6/10/51‡,¤	32,352,027		786,759
Citigroup Commercial Mortgage Trust 2021-PRM2 E,
CME Term SOFR 1 Month + 2.5145%, 7.8405%, 10/15/38 (144A)‡	2,000,000		1,965,458
Citigroup Commercial Mortgage Trust 2021-PRM2 F,
CME Term SOFR 1 Month + 3.8645%, 9.1905%, 10/15/38 (144A)‡	6,000,000		5,927,271
Citigroup Commercial Mortgage Trust 2021-PRM2 G,
CME Term SOFR 1 Month + 4.6145%, 9.9405%, 10/15/38 (144A)‡	6,000,000		5,881,653
Citigroup Commercial Mortgage Trust 2021-PRM2 J,
CME Term SOFR 1 Month + 5.5145%, 10.8405%, 10/15/36 (144A)‡	6,000,000		5,825,470
Coinstar Funding LLC 2017-1A A2, 5.2160%, 4/25/47 (144A)	12,574,763		11,177,759
Cold Storage Trust 2020-ICE5 F,
CME Term SOFR 1 Month + 3.6070%, 8.9250%, 11/15/37 (144A)‡	12,828,026		12,538,049
Cologix Data Centers Issuer LLC 2022-1CAN A2, 4.9400%, 1/25/52 (144A)	5,000,000	CAD	3,426,499
COLT Funding LLC 2021-3R B1, 3.5630%, 12/25/64 (144A)‡	2,547,000		1,754,300
Commercial Mortgage Pass-through Certificate 2022-LPF2 E,
CME Term SOFR 1 Month + 5.9400%, 11.2653%, 10/15/39 (144A)‡	3,827,000		3,724,442
Commercial Mortgage Pass-through Certificates 2022-LPF2 D,
CME Term SOFR 1 Month + 4.1920%, 9.5173%, 10/15/39 (144A)‡	5,000,000		4,876,332
Connecticut Avenue Securities Trust 2017-C05 1M2C,
US 30 Day Average SOFR + 2.3145%, 7.6349%, 1/25/30‡	11,211,032		11,433,490
Connecticut Avenue Securities Trust 2018-R07 1B1,
US 30 Day Average SOFR + 4.4645%, 9.7849%, 4/25/31 (144A)‡	3,998,877		4,297,598
Connecticut Avenue Securities Trust 2019-R02,
US 30 Day Average SOFR + 4.2645%, 9.5849%, 8/25/31 (144A)‡	24,046,812		25,465,026
Connecticut Avenue Securities Trust 2019-R03 1B1,
US 30 Day Average SOFR + 4.2145%, 9.5349%, 9/25/31 (144A)‡	14,602,423		15,441,434
Connecticut Avenue Securities Trust 2019-R04 2B1,
US 30 Day Average SOFR + 5.3645%, 10.6849%, 6/25/39 (144A)‡	4,471,387		4,740,074
Connecticut Avenue Securities Trust 2019-R05,
US 30 Day Average SOFR + 4.2145%, 9.5349%, 7/25/39 (144A)‡	7,115,679		7,417,594
Connecticut Avenue Securities Trust 2021-R01 1B1,
US 30 Day Average SOFR + 3.1000%, 8.4204%, 10/25/41 (144A)‡	22,660,000		23,317,825
Connecticut Avenue Securities Trust 2021-R01 1M1,
US 30 Day Average SOFR + 0.7500%, 6.0704%, 10/25/41 (144A)‡	38,901		38,880
Connecticut Avenue Securities Trust 2021-R02 2B1,
US 30 Day Average SOFR + 3.3000%, 8.6204%, 11/25/41 (144A)‡	8,750,000		9,024,653
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 11/25/41 (144A)‡	16,305,770		16,398,860
Connecticut Avenue Securities Trust 2021-R03 1B1,
US 30 Day Average SOFR + 2.7500%, 8.0704%, 12/25/41 (144A)‡	3,442,000		3,525,884
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 8.4704%, 12/25/41 (144A)‡	13,477,000		13,845,927
Connecticut Avenue Securities Trust 2022-R02 2B1,
US 30 Day Average SOFR + 4.5000%, 9.8204%, 1/25/42 (144A)‡	17,053,000		17,979,989
Connecticut Avenue Securities Trust 2023-R06 1M2,
US 30 Day Average SOFR + 2.7000%, 8.0204%, 7/25/43 (144A)‡	4,061,000		4,197,731
Connecticut Avenue Securities Trust 2024-R01 1B1,
US 30 Day Average SOFR + 2.7000%, 8.0204%, 1/25/44 (144A)‡	14,329,655		14,413,672

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2024-R02 1B1,
US 30 Day Average SOFR + 2.5000%, 7.8204%, 2/25/44 (144A)‡	$1,939,358	$1,950,146
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A B,
7.7700%, 3/15/32 (144A)	6,524,000	6,630,655
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A C,
7.5600%, 3/15/32 (144A)	5,750,000	5,386,224
Credit Suisse Commercial Mortgage Trust 2019-ICE4 F,
CME Term SOFR 1 Month + 2.6970%, 8.0230%, 5/15/36 (144A)‡	14,164,760	14,135,686
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.4091%, 4/15/26 (144A)‡	13,193,967	12,990,155
CSAIL Commercial Mortgage Trust 2021-C20 XA, 0.9932%, 3/15/54‡,¤	58,432,889	2,799,527
DBGS Mortgage Trust 2018-BIOD F,
CME Term SOFR 1 Month + 2.2960%, 7.6210%, 5/15/35 (144A)‡	1,917,074	1,880,448
DC Commercial Mortgage Trust 2023-DC D, 7.1405%, 9/12/40 (144A)‡	10,000,000	9,803,803
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49 (144A)	4,000,000	3,569,120
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49 (144A)	3,420,000	3,060,794
Diamond Issuer LLC 2021-1A C, 3.7870%, 11/20/51 (144A)	5,000,000	4,199,383
Diamond Resorts Owner Trust 2021-1A D, 3.8300%, 11/21/33 (144A)	377,546	357,924
DROP Mortgage Trust 2021-FILE A,
CME Term SOFR 1 Month + 1.2645%, 6.5895%, 10/15/43 (144A)‡	2,650,000	2,546,266
DROP Mortgage Trust 2021-FILE D,
CME Term SOFR 1 Month + 2.8645%, 8.1895%, 10/15/43 (144A)‡	15,000,000	11,531,969
Dryden Senior Loan Fund 2020-83A D,
CME Term SOFR 3 Month + 3.7616%, 9.0595%, 1/18/32 (144A)‡	6,000,000	5,999,736
Dryden Senior Loan Fund 2023-105A D,
CME Term SOFR 3 Month + 5.2000%, 10.4979%, 4/18/36 (144A)‡	6,000,000	6,046,518
ECAF I Ltd, 5.8020%, 6/15/40 (144A)	3,163,635	806,689
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27 (144A)	6,794,000	6,801,431
Exeter Automobile Receivables Trust 2023-1A E, 12.0700%, 9/16/30 (144A)	3,000,000	3,321,333
Exeter Automobile Receivables Trust 2024-1A E, 7.8900%, 8/15/31 (144A)	10,250,000	10,273,068
Extended Stay America Trust 2021-ESH E,
CME Term SOFR 1 Month + 2.9645%, 8.2895%, 7/15/38 (144A)‡	4,836,413	4,829,105
Extended Stay America Trust 2021-ESH F,
CME Term SOFR 1 Month + 3.8145%, 9.1395%, 7/15/38 (144A)‡	9,014,562	9,009,916
ExteNet Issuer LLC, 5.2190%, 7/25/49 (144A)	9,090,000	8,992,887
Fannie Mae 2020-100 BI, 2.0000%, 1/25/51¤	13,449,191	1,754,725
Fannie Mae 2023-2 DI, 2.0000%, 5/25/51¤	72,524,524	9,528,482
Fannie Mae REMICS, US 30 Day Average SOFR + 5.3741%, 0%, 10/25/40‡	588,203	763,382
Fannie Mae REMICS, 3.0000%, 5/25/48	13,444	11,870
Fannie Mae REMICS, US 30 Day Average SOFR + 5.9355%, 0.6151%, 8/25/48‡,¤	6,243,110	626,333
Flagship Credit Auto Trust 2022-4 E, 12.6600%, 1/15/30 (144A)	5,000,000	5,216,153
Flagship Credit Auto Trust 2023-1 E, 11.4400%, 4/15/30 (144A)	8,000,000	8,731,149
Flagship Credit Auto Trust 2023-3 E, 9.7400%, 6/17/30 (144A)	3,250,000	3,338,499
Flagstar Mortgage Trust 2021-13IN A17, 3.0000%, 12/30/51 (144A)‡	14,811,508	12,245,795
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	38,156,822	31,716,451
Foundation Finance Trust 2023-2A D, 9.1000%, 6/15/49 (144A)	3,000,000	3,085,842
Freddie Mac Multifamily Structured Credit Risk 2021-MN3 M2,
US 30 Day Average SOFR + 4.0000%, 9.3204%, 11/25/51 (144A)‡	10,000,000	9,829,685
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 B1,
US 30 Day Average SOFR + 5.3645%, 10.6849%, 9/25/50 (144A)‡	7,605,827	8,374,724
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 B1,
US 30 Day Average SOFR + 4.0000%, 9.3204%, 11/25/50 (144A)‡	5,551,430	6,220,419
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA1 B1,
US 30 Day Average SOFR + 2.6500%, 7.9704%, 1/25/51 (144A)‡	7,550,000	8,017,557
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 B2,
US 30 Day Average SOFR + 6.0000%, 11.3204%, 8/25/33 (144A)‡	12,308,000	14,057,684
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6204%, 8/25/33 (144A)‡	1,256,129	1,281,475
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA3 B2,
US 30 Day Average SOFR + 6.2500%, 11.5704%, 10/25/33 (144A)‡	20,836,000	24,069,440
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA5 B1,
US 30 Day Average SOFR + 3.0500%, 8.3704%, 1/25/34 (144A)‡	6,624,000	6,996,482
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 B1,
US 30 Day Average SOFR + 3.4000%, 8.7204%, 10/25/41 (144A)‡	14,440,000	14,937,197
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2,
US 30 Day Average SOFR + 1.5000%, 6.8204%, 10/25/41 (144A)‡	11,136,879	11,152,442
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1,
US 30 Day Average SOFR + 3.6500%, 8.9704%, 11/25/41 (144A)‡	29,197,208	30,398,117
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 7.5704%, 8/25/33 (144A)‡	13,810,942	14,112,235
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 B1,
US 30 Day Average SOFR + 3.3500%, 8.6704%, 9/25/41 (144A)‡	4,734,000	4,872,911
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 9/25/41 (144A)‡	29,152,135	29,236,813

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 B1,
US 30 Day Average SOFR + 3.7500%, 9.0704%, 12/25/41 (144A)‡	$27,058,500	$27,752,870
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M2,
US 30 Day Average SOFR + 3.3500%, 8.6704%, 11/25/43 (144A)‡	7,490,866	7,831,281
Freddiemac Strip 375 C1, 2.5000%, 1/25/51¤	189,130,991	28,622,630
Freddiemac Strip 377 C1, 2.0000%, 1/25/51¤	31,084,411	3,867,852
Freddiemac Strip 377 C4, 2.0000%, 1/25/51¤	28,877,468	3,805,822
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49 (144A)◊	29,422,405	27,393,436
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49 (144A)¤	230,413,653	86,138
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49 (144A)¤	74,014,213	39,555
FREMF Mortgage Trust 2018-KF45,
US 30 Day Average SOFR + 2.0645%, 7.3845%, 3/25/25 (144A)‡	297,760	289,497
FREMF Mortgage Trust 2018-KL2P BPZ,
US 30 Day Average SOFR + 2.6145%, 7.9345%, 1/25/28 (144A)‡	5,597,272	5,553,726
FREMF Mortgage Trust 2018-KSW4 C,
US 30 Day Average SOFR + 5.1145%, 10.4345%, 10/25/28‡	18,042,207	15,817,588
FREMF Mortgage Trust 2019-KF70 C,
US 30 Day Average SOFR + 6.1145%, 11.4345%, 9/25/29 (144A)‡	16,212,983	15,889,197
FREMF Mortgage Trust 2019-KF72,
US 30 Day Average SOFR + 2.2145%, 7.5345%, 11/25/26 (144A)‡	2,679,587	2,604,162
FREMF Mortgage Trust 2021-KF98 CS,
US 30 Day Average SOFR + 8.5000%, 13.8200%, 12/25/30 (144A)‡	4,256,100	4,216,087
FS Commercial Mortgage Trust 2023-4SZN D, 9.0801%, 11/10/39 (144A)‡	4,250,000	4,435,250
Gam Resecuritization Trust 2021-FRR2 BK74, 0%, 9/27/51 (144A)◊	11,000,000	7,848,727
Gam Resecuritization Trust 2021-FRR2 CK74, 0%, 9/27/51 (144A)◊	18,068,494	12,367,084
GCAT 2022-INV1 A26, 3.0000%, 12/25/51 (144A)‡	16,044,479	13,292,580
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54 (144A)‡	9,375,991	9,450,283
GLS Auto Select Receivables Trust 2024-1A D, 6.4300%, 1/15/31 (144A)	2,000,000	2,021,220
Government National Mortgage Association,
CME Term SOFR 1 Month + 5.4355%, 0.1068%, 1/20/44‡,¤	319,203	23,392
Government National Mortgage Association,
CME Term SOFR 1 Month + 6.0355%, 0.7142%, 10/16/55‡,¤	474,232	33,496
Government National Mortgage Association, 0.2538%, 1/16/60‡,¤	10,217,471	246,173
Gracie Point International Funding 2023-1A B,
US 90 Day Average SOFR + 2.6000%, 7.9578%, 9/1/26 (144A)‡	3,000,000	3,051,084
Gracie Point International Funding 2023-1A C,
US 90 Day Average SOFR + 3.1000%, 8.4578%, 9/1/26 (144A)‡	3,000,000	3,044,947
Gracie Point International Funding 2023-2A B,
US 90 Day Average SOFR + 4.0000%, 9.3578%, 3/1/27 (144A)‡	7,438,000	7,559,286
Gracie Point International Funding 2023-2A C,
US 90 Day Average SOFR + 5.4000%, 10.7578%, 3/1/27 (144A)‡	5,000,000	5,037,355
Gracie Point International Funding 2024-1A C,
US 90 Day Average SOFR + 3.5000%, 8.8576%, 3/1/28 (144A)‡	4,400,000	4,414,230
Gracie Point International Funding 2024-1A D,
US 90 Day Average SOFR + 7.1500%, 12.5076%, 3/1/28 (144A)‡	2,700,000	2,700,349
Great Wolf Trust,
CME Term SOFR 1 Month + 3.0465%, 8.3715%, 12/15/36 (144A)‡	11,898,529	11,857,696
GS Mortgage Securities Trust 2017-SLP G, 4.6048%, 10/10/32 (144A)‡	8,331,000	7,552,874
Hertz Vehicle Financing LLC 2021-1A D, 3.9800%, 12/26/25 (144A)	15,000,000	14,688,824
Hertz Vehicle Financing LLC 2021-2A D, 4.3400%, 12/27/27 (144A)	9,500,000	8,645,980
HGI CRE CLO Ltd 2021-FL1 D,
CME Term SOFR 1 Month + 2.4645%, 7.7912%, 6/16/36 (144A)‡	5,000,000	4,685,611
Hilton Grand Vacations Trust 2022-1D D, 6.7900%, 6/20/34 (144A)	1,516,778	1,499,302
Home Partners of America Trust 2021-3 F, 4.2420%, 1/17/41 (144A)	4,576,825	3,886,751
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51 (144A)	3,000,000	2,696,534
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34 (144A)	3,500,000	3,267,761
Hudson's Bay Simon JV Trust 2015-HB10 B10, 4.9056%, 8/5/34 (144A)	1,846,923	1,647,555
Hudson's Bay Simon JV Trust 2015-HB10 C10, 5.4470%, 8/5/34 (144A)‡	3,864,419	2,886,695
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34 (144A)	5,971,780	5,788,850
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34 (144A)	3,000,000	2,837,788
Invesco CLO Ltd 2021-2A D,
CME Term SOFR 3 Month + 3.1616%, 8.4756%, 7/15/34 (144A)‡	5,000,000	4,999,670
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	13,800,000	13,458,451
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE C,
3.6942%, 1/10/37 (144A)‡	1,000,000	950,250
JP Morgan Chase Commercial Mortgage Sec Trust 2022-NLP D,
CME Term SOFR 1 Month + 2.1664%, 7.4917%, 4/15/37 (144A)‡	11,031,959	9,883,686
Kayne CLO 10 Ltd 2021-10A A,
CME Term SOFR 3 Month + 1.4316%, 6.7474%, 4/23/34 (144A)‡	22,500,000	22,511,475
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	1,846,824	1,810,952
Lendbuzz Securitization Trust 2021-1A A, 5.9900%, 12/15/28 (144A)‡	5,594,000	5,507,224
Lendbuzz Securitization Trust 2023-2A B, 8.6900%, 6/15/29 (144A)	9,826,000	10,231,722
Lendbuzz Securitization Trust 2024-1A B, 6.5800%, 9/15/29 (144A)	2,500,000	2,501,589
Lendbuzz Securitization Trust 2024-1A C, 7.5800%, 9/15/30 (144A)	4,981,000	5,033,040

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
LFS LLC 2022-A B, 8.0000%, 5/15/34 (144A)	$4,000,000	$3,830,173
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29 (144A)Ç	6,076,000	6,089,101
Life Financial Services Trust 2021-BMR E,
CME Term SOFR 1 Month + 1.8645%, 7.1895%, 3/15/38 (144A)‡	17,693,463	17,267,369
Life Financial Services Trust 2022-BMR2 D,
CME Term SOFR 1 Month + 2.5419%, 7.8672%, 5/15/39 (144A)‡	10,000,000	9,538,075
LoanMe Trust SBL 2019-1, 10.0000%, 8/15/30 (144A)Ç	4,518,525	3,767,574
Luxury Lease Partners Auto Lease Trust 2024-4 A, 7.2920%, 7/15/30 (144A)	6,500,000	6,499,982
Luxury Lease Partners Auto Lease Trust 2024-4 B, 10.4910%, 7/15/30 (144A)	5,100,000	5,099,869
Madison Park Funding Ltd 2016-22A DR,
CME Term SOFR 3 Month + 3.7616%, 9.0756%, 1/15/33 (144A)‡	8,500,000	8,500,646
Madison Park Funding Ltd 2018-32A A1R,
CME Term SOFR 3 Month + 1.2616%, 6.6735%, 1/22/31 (144A)‡	10,000,000	10,001,770
Madison Park Funding Ltd 2018-32A DR,
CME Term SOFR 3 Month + 3.4616%, 8.8735%, 1/22/31 (144A)‡	7,000,000	7,002,072
Marlette Funding Trust 2023-1A D, 8.1500%, 4/15/33 (144A)	14,300,000	14,363,711
Marlette Funding Trust 2023-2A D, 7.9200%, 6/15/33 (144A)	9,300,000	9,278,385
Marlette Funding Trust 2023-3A D, 8.0400%, 9/15/33 (144A)	9,571,000	9,813,088
Marlette Funding Trust 2023-4A B, 8.1500%, 12/15/33 (144A)	2,500,000	2,578,568
MED Trust 2021-MDLN F,
CME Term SOFR 1 Month + 4.1145%, 9.4395%, 11/15/38 (144A)‡	7,696,065	7,704,538
MED Trust 2021-MDLN G,
CME Term SOFR 1 Month + 5.3645%, 10.6895%, 11/15/38 (144A)‡	14,928,355	14,901,093
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	3,344,870	2,747,221
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	8,000,000	8,068,674
Mercury Financial Credit Card Master Trust 2024-1A C,
11.4900%, 2/20/29 (144A)	12,000,000	11,938,294
MHC Commercial Mortgage Trust 2021-MHC F,
CME Term SOFR 1 Month + 2.7154%, 8.0404%, 4/15/38 (144A)‡	2,181,079	2,161,499
MHC Commercial Mortgage Trust 2021-MHC G,
CME Term SOFR 1 Month + 3.3154%, 8.6404%, 4/15/38 (144A)‡	8,908,870	8,795,151
Mission Lane Credit Card Master Trust 2023-A B, 8.1500%, 7/17/28 (144A)	3,000,000	3,027,369
Mission Lane Credit Card Master Trust 2023-A C, 10.0300%, 7/17/28 (144A)	3,250,000	3,283,551
Mission Lane Credit Card Master Trust 2023-B C, 9.6700%, 11/15/28 (144A)	4,750,000	4,820,179
Mission Lane Credit Card Master Trust 2023-B D, 11.9700%, 11/15/28 (144A)	6,976,000	7,018,503
MKT Mortgage Trust 2020-525M F, 2.9406%, 2/12/40 (144A)‡	11,900,000	5,404,909
Morgan Stanley Capital I Trust 2019-MEAD D, 3.1771%, 11/10/36 (144A)‡	2,825,000	2,541,042
MTN Commercial Mortgage Trust 2022-LPFL F,
CME Term SOFR 1 Month + 5.2852%, 10.6152%, 3/15/39 (144A)‡	6,000,000	5,719,579
Multifamily Connecticut Avenue Securities Trust 2019-01,
US 30 Day Average SOFR + 3.3645%, 8.6849%, 10/25/49 (144A)‡	26,714,284	26,180,634
Multifamily Connecticut Avenue Securities Trust 2020-01,
US 30 Day Average SOFR + 3.8645%, 9.1849%, 3/25/50 (144A)‡	15,391,565	15,199,340
Multifamily Connecticut Avenue Securities Trust 2020-01 CE,
US 30 Day Average SOFR + 7.6145%, 12.9349%, 3/25/50 (144A)‡	2,000,000	1,912,871
MVW Owner Trust 2021-1WA D, 3.1700%, 1/22/41 (144A)	1,333,943	1,215,550
NBC Funding LLC 2021-1 B, 4.9700%, 7/30/51 (144A)	3,000,000	2,589,720
NCMF Trust 2022-MFP F,
CME Term SOFR 1 Month + 4.4310%, 9.7563%, 3/15/39 (144A)‡	5,000,000	4,824,535
NCMF Trust 2022-MFP G,
CME Term SOFR 1 Month + 5.1280%, 10.4533%, 3/15/39 (144A)‡	1,220,000	1,180,074
Neuberger Berman CLO Ltd 2023-53A D,
CME Term SOFR 3 Month + 4.5000%, 0%, 10/24/32 (144A)‡	5,500,000	5,537,279
New Residential Mortgage Loan Trust 2022-SFR1 F, 4.4430%, 2/17/39 (144A)	10,500,000	9,189,380
NRTH PARK Mortgage Trust 2024-PARK A,
CME Term SOFR 1 Month + 1.6413%, 6.9413%, 3/15/41 (144A)‡	10,000,000	10,000,393
NW Re-Remic Trust 2021-FRR1 BK88, 2.6549%, 12/18/51 (144A)‡	20,000,000	15,711,414
Oak Hill Credit Partners 2012-7A AR3,
CME Term SOFR 3 Month + 1.3316%, 6.6987%, 2/20/34 (144A)‡	5,000,000	5,005,630
Oak Street Investment Grade Net Lease Fund 2020-1A B1,
5.1100%, 11/20/50 (144A)	4,499,000	4,101,381
Oak Street Investment Grade Net Lease Fund 2021-1A B1,
4.2300%, 1/20/51 (144A)	6,250,000	5,437,423
Oasis Securitization 2022-2A B, 8.8500%, 10/15/34 (144A)	3,495,359	3,488,369
Oasis Securitization 2023-1A B, 10.2500%, 2/15/35 (144A)	3,543,856	3,561,575
Octagon 61 Ltd 2023-2A D,
CME Term SOFR 3 Month + 5.5000%, 10.8178%, 4/20/36 (144A)‡	7,100,000	7,190,191
Octagon Investment Partners 42 Ltd 2019-3A AR,
CME Term SOFR 3 Month + 1.4016%, 6.7156%, 7/15/34 (144A)‡	10,000,000	10,006,580
Octagon Investment Partners 58 Ltd 2022-1A D,
CME Term SOFR 3 Month + 3.5500%, 8.8640%, 7/15/37 (144A)‡	7,750,000	7,752,844
Ondeck Asset Securitization Trust LLC 2021-1A C, 2.9700%, 5/17/27 (144A)	3,000,000	2,896,767
Ondeck Asset Securitization Trust LLC 2023-1A B, 8.2500%, 8/19/30 (144A)	6,250,000	6,276,533

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	$4,984,257		$3,936,527
Onslow Bay Financial LLC 2024-NQM4 M1,
US 30 Day Average SOFR + 2.3500%, 6.6220%, 1/25/64 (144A)‡	2,280,000		2,267,013
OPEN Trust 2023-AIR D,
CME Term SOFR 1 Month + 6.6838%, 12.0091%, 10/15/28 (144A)‡	14,352,933		14,435,938
Pagaya AI Debt Selection Trust 2021-1 CERT, 0%, 11/15/27 (144A)‡,¤	1,846,154		4,615
Pagaya AI Debt Selection Trust 2022-1 C, 4.8880%, 10/15/29 (144A)	3,679,513		3,219,499
Palmer Square European Loan Funding 2023-1A D,
EURIBOR 3 Month + 5.7500%, 9.7520%, 11/15/32 (144A)‡	6,941,000	EUR	7,504,979
Pawnee Equipment Receivables 2022-1 D, 7.2300%, 7/17/28 (144A)	5,000,000		4,849,611
Pawnee Equipment Receivables 2022-1 E, 9.5000%, 9/17/29 (144A)	5,379,000		4,376,249
Pawnee Equipment Receivables Series 2020-1 LLC, 5.4300%, 7/15/27 (144A)	6,165,000		6,154,764
Post Road Equipment Finance 2024-1A D, 6.7700%, 10/15/30 (144A)	1,100,000		1,093,974
Post Road Equipment Finance 2024-1A E, 8.5000%, 12/15/31 (144A)	3,200,000		3,060,637
Prestige Auto Receivables Trust 2023-1A E, 9.8800%, 5/15/30 (144A)	6,000,000		6,243,877
Pretium Mortgage Credit Partners LLC 2021-RN4 A1, 2.4871%, 10/25/51 (144A)‡	14,572,756		14,060,607
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53 (144A)Ç	6,655,737		6,707,803
Pretium Mortgage Credit Partners LLC 2023-RN2 A1, 8.1115%, 11/25/53 (144A)Ç	4,336,446		4,348,019
PRIMA Capital Ltd, 4.2500%, 12/25/50 (144A)	10,500,000		8,609,652
PRIMA Capital Ltd 2021-9A C,
CME Term SOFR 1 Month + 2.4645%, 7.7908%, 12/15/37 (144A)‡	8,585,545		8,213,433
Project Silver, 6.9000%, 7/15/44 (144A)‡	898,315		219,908
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	7,569,399		7,302,340
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	9,133,043		8,797,711
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	6,706,479		6,576,973
Rad CLO Ltd 2023-18A D,
CME Term SOFR 3 Month + 5.2500%, 10.5640%, 4/15/36 (144A)‡	6,588,000		6,672,023
Rad CLO Ltd 2023-19A D,
CME Term SOFR 3 Month + 5.7500%, 11.0678%, 4/20/35 (144A)‡	7,000,000		7,011,921
Rad CLO Ltd 2023-21A D,
CME Term SOFR 3 Month + 4.4000%, 0%, 1/25/33 (144A)‡	8,000,000		8,014,768
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44 (144A)	9,540,930		7,848,369
Reach Financial LLC 2022-2A D, 9.0000%, 5/15/30 (144A)	8,000,000		8,190,198
Reach Financial LLC 2024-1A C, 6.9000%, 2/18/31 (144A)	1,875,000		1,895,845
ReadyCap Lending 2023-3 A,
Prime Rate by Country United States + 0.0700%, 8.5700%, 4/25/48 (144A)‡	9,668,994		9,687,787
RRX Ltd 2021-4A C,
CME Term SOFR 3 Month + 3.4116%, 8.7256%, 7/15/34 (144A)‡	4,000,000		4,000,188
Saluda Grade Alternative Mortgage Trust 2023-FIG3 C,
8.9480%, 8/25/53 (144A)	7,501,894		7,804,270
Saluda Grade Alternative Mortgage Trust 2023-FIG4 C,
8.0070%, 11/25/53 (144A)‡	7,365,516		7,506,250
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1,
7.5000%, 2/25/30 (144A)Ç	10,360,000		10,391,185
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1,
7.7620%, 4/25/30 (144A)Ç	9,420,000		9,426,560
Sand Trust 2021-1A D,
CME Term SOFR 3 Month + 3.8116%, 9.1256%, 10/15/34 (144A)‡	8,000,000		7,999,952
Santander Bank Auto Credit-Linked Notes 2022-B E, 8.6810%, 8/16/32 (144A)	1,464,097		1,453,760
Santander Bank Auto Credit-Linked Notes 2022-C E, 11.3660%, 12/15/32 (144A)	1,995,870		2,039,439
Santander Bank Auto Credit-Linked Notes 2023-A E, 10.0680%, 6/15/33 (144A)	608,225		609,743
Santander Bank Auto Credit-Linked Notes 2023-B E, 8.4080%, 12/15/33 (144A)	2,500,000		2,515,985
Santander Bank Auto Credit-Linked Notes 2023-B F, 12.2400%, 12/15/33 (144A)	7,000,000		7,009,346
Santander Bank Auto Credit-Linked Notes 2023-B G, 17.1280%, 12/15/33 (144A)	4,500,000		4,481,666
Santander Consumer Auto Receivables Trust 2020-BA, 4.1300%, 1/15/27 (144A)	1,500,000		1,466,760
Santander Consumer Auto Receivables Trust 2021-AA E,
3.2800%, 3/15/27 (144A)	1,750,000		1,650,067
SB Multifamily Repack Trust 2020-FRR2 A2, 6.7428%, 12/27/39 (144A)‡	17,361,588		16,529,726
SBNA Auto Receivables Trust 2024-A E, 8.0000%, 4/15/32 (144A)	6,000,000		5,988,066
SEB Funding LLC 2021-1A A2, 4.9690%, 1/30/52 (144A)	13,712,633		12,921,242
Sierra Receivables Funding Co LLC 2020-2A D, 6.5900%, 7/20/37 (144A)	1,293,480		1,273,770
Sierra Receivables Funding Co LLC 2021-1A D, 3.1700%, 11/20/37 (144A)	2,723,636		2,566,798
Sierra Receivables Funding Co LLC 2022-3A C, 7.6300%, 7/20/39 (144A)	1,128,827		1,161,250
Sierra Receivables Funding Co LLC 2023-1A C, 7.0000%, 1/20/40 (144A)	1,466,938		1,490,300
Sierra Receivables Funding Co LLC 2023-3A D, 9.4400%, 9/20/40 (144A)	2,397,629		2,466,652
Sierra Receivables Funding Co LLC 2024-1A D, 8.0200%, 1/20/43 (144A)	2,300,000		2,291,400
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	1,574,513		1,551,812
Signal Peak CLO LLC 2022-12A A1, 6.8910%, 7/10/28 (144A)‡	6,723,000		7,092,337
SMRT 2022-MINI E, CME Term SOFR 1 Month + 2.7000%, 8.0260%, 1/15/39 (144A)‡	7,000,000		6,782,308
SMRT 2022-MINI F, CME Term SOFR 1 Month + 3.3500%, 8.6760%, 1/15/39 (144A)‡	4,573,000		4,346,951
Sprite Limited 2021-1 B, 5.1000%, 11/15/46 (144A)	4,234,931		3,500,038
Sprite Limited 2021-1 C, 8.8350%, 11/15/46 (144A)	6,332,271		5,314,648
Summit Issuer LLC 2020-1A B, 3.1790%, 12/20/50 (144A)	2,500,000		2,263,303

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Tallman Park CLO Ltd 2021-1A D,
CME Term SOFR 3 Month + 3.3616%, 8.6794%, 4/20/34 (144A)‡	$4,390,000		$4,390,601
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38 (144A)‡	20,000,000		21,564,682
Theorem Funding Trust 2022-3A A, 7.6000%, 4/15/29 (144A)	3,751,116		3,779,203
Theorem Funding Trust 2022-3A B, 8.9500%, 4/16/29 (144A)	4,500,000		4,649,148
Thrust Engine Leasing 2021-1A A, 4.1630%, 7/15/40 (144A)	8,836,737		8,143,583
Thunderbolt Aircraft Lease Ltd 2017-A B, 7.7500%, 5/17/32 (144A)Ç	2,167,694		1,994,301
Tricolor Auto Securitization Trust 2022-1A E, 7.7900%, 8/16/27 (144A)	10,870,000		10,923,094
Tricolor Auto Securitization Trust 2023-1A D, 8.5600%, 7/15/27 (144A)	5,750,000		5,880,114
Tricolor Auto Securitization Trust 2024-1A C, 6.9900%, 1/18/28 (144A)	1,850,000		1,848,624
Tricolor Auto Securitization Trust 2024-1A D, 8.6100%, 4/17/28 (144A)	3,145,000		3,175,922
TVEST LLC 2021-A B, 0%, 9/15/33 (144A)	6,550,000		5,697,845
Upland CLO Ltd 2016-1A CR,
CME Term SOFR 3 Month + 3.1616%, 8.4794%, 4/21/31 (144A)‡	8,000,000		7,999,560
Upstart Securitization Trust 2020-3 C, 6.2500%, 11/20/30 (144A)	7,648,015		7,625,822
Upstart Securitization Trust 2021-1 C, 4.0600%, 3/20/31 (144A)	6,559,981		6,480,454
Upstart Securitization Trust 2023-1 B, 8.3500%, 2/20/33 (144A)	6,235,000		6,308,968
Upstart Securitization Trust 2023-3 B, 8.2500%, 10/20/33 (144A)	14,500,000		14,634,382
US Bank National Association 2023-1 C, 9.7850%, 8/25/32 (144A)	3,196,884		3,215,171
USASF Receivables LLC 2022-1A A, 3.9800%, 4/15/25 (144A)	1,168,245		1,141,784
VASA Trust 2021-VASA D,
CME Term SOFR 1 Month + 2.2145%, 7.5405%, 7/15/39 (144A)‡	7,000,000		4,550,299
VASA Trust 2021-VASA F,
CME Term SOFR 1 Month + 4.0145%, 9.3405%, 7/15/39 (144A)‡	5,500,000		2,805,312
VB-S1 Issuer LLC 2020-2A B, 3.2290%, 9/15/50 (144A)	5,750,000		5,453,986
VB-S1 Issuer LLC 2020-2A C, 4.4590%, 9/15/50 (144A)	12,000,000		11,359,937
WB Commercial Mortgage Trust 2024-HQ A, 6.1344%, 3/15/40 (144A)‡	6,194,000		6,227,140
Wells Fargo Commercial Mortgage Trust 2021-C61 XA, 1.3572%, 11/15/54‡,¤	80,686,747		5,010,319
Westgate Resorts 2022-1A D, 3.8380%, 8/20/36 (144A)	5,068,166		4,819,978
Westlake Automobile Receivable Trust 2021-3A E, 3.4200%, 4/15/27 (144A)	5,000,000		4,807,875
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45 (144A)	5,305,036		4,482,755
Willis Engine Securitization Trust 2020-A C, 6.6570%, 3/15/45 (144A)	1,189,976		1,095,492
Woodward Capital Management 2017-280P B,
CME Term SOFR 1 Month + 1.3800%, 6.6980%, 9/15/34 (144A)‡	5,400,000		5,211,339
Woodward Capital Management 2024-CES1 A1B, 6.3250%, 2/25/44 (144A)‡	12,609,246		12,607,442
Worldwide Plaza Trust 2017-WWP F, 3.5955%, 11/10/36 (144A)‡	4,305,008		350,001
Z Capital Credit Partners CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 2.4500%, 8.0256%, 1/16/31 (144A)‡	1,250,000		1,246,102
Z Capital Credit Partners CLO 2018-1A A2 Ltd,
ICE LIBOR USD 3 Month + 1.5600%, 7.1356%, 1/16/31 (144A)‡	1,935,022		1,935,457
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,261,005,551)			2,219,688,970
Bank Loans and Mezzanine Loans– 8.2%
Basic Industry – 0.5%
Aruba Investments Holdings LLC,
CME Term SOFR 1 Month + 7.7500%, 13.1802%, 11/24/28‡	5,786,000		5,728,140
CI (Maroon) Holdings LLC,
CME Term SOFR 1 Month + 4.0000%, 9.3203%, 3/30/31ƒ,‡	5,982,000		5,996,955
Herens US Holdco Corp, CME Term SOFR 3 Month + 3.9250%, 9.3344%, 7/3/28‡	7,502,102		7,045,149
SK Neptune Husky Group Sarl,
CME Term SOFR 3 Month + 80.0000%, 13.5868%, 4/30/24‡	837,520		812,394
			19,582,638
Brokerage – 0.1%
Aretec Group Inc, CME Term SOFR 1 Month + 4.5000%, 9.9273%, 8/9/30‡	3,907,365		3,926,902
Capital Goods – 0.6%
Arcline FM Holdings LLC,
CME Term SOFR 3 Month + 4.7500%, 10.3210%, 6/23/28‡	9,000,000		9,000,000
Arcline FM Holdings LLC,
CME Term SOFR 3 Month + 8.2500%, 13.8210%, 6/25/29‡	4,109,590		4,006,850
Covanta Holding Corp, CME Term SOFR 1 Month + 2.7500%, 8.0677%, 11/30/28‡	1,658,823		1,656,153
Covanta Holding Corp, CME Term SOFR 1 Month + 2.7500%, 8.0677%, 11/30/28‡	130,730		130,519
Standard Industries Inc, CME Term SOFR 1 Month + 2.2500%, 7.6933%, 9/22/28‡	7,756,906		7,756,906
			22,550,428
Commercial Services – 0.4%
Driven Holdings LLC, CME Term SOFR 1 Month + 3.0000%, 8.4446%, 12/17/28‡	8,866,070		8,877,153
Lernen Bidco Ltd, EURIBOR 3 Month + 4.2500%, 8.6330%, 4/25/29ƒ,‡	5,760,000	EUR	6,195,492
			15,072,645
Communications – 0.6%
Banijay Group US Holding Inc,
CME Term SOFR 1 Month + 3.2500%, 8.5726%, 3/1/28ƒ,‡	2,768,750		2,769,331
CCI Buyer Inc, CME Term SOFR 3 Month + 4.0000%, 9.3019%, 12/17/27‡	9,214,667		9,153,758
Century DE Buyer LLC, CME Term SOFR 3 Month + 4.0000%, 9.3174%, 10/30/30‡	5,840,000		5,857,520
Directv Financing LLC, CME Term SOFR 1 Month + 5.0000%, 10.4446%, 8/2/27‡	5,406,908		5,409,179
			23,189,788

Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans– (continued)
Consumer Cyclical – 1.8%
1011778 BC ULC, CME Term SOFR 1 Month + 2.2500%, 7.5710%, 9/20/30ƒ,‡	$11,397,000		$11,385,603
Arches Buyer Inc, CME Term SOFR 1 Month + 3.2500%, 8.6802%, 12/6/27‡	7,379,530		7,140,728
Caesars Entertainment Inc,
CME Term SOFR 3 Month + 2.7500%, 8.0405%, 2/6/31‡	18,416,000		18,416,000
Dealer Tire Financial LLC,
CME Term SOFR 1 Month + 3.7500%, 9.0802%, 12/14/27‡	4,342,000		4,369,137
Entain Holdings (Gibraltar) Ltd,
EURIBOR 3 Month + 3.7500%, 7.6520%, 6/30/28‡	4,770,000	EUR	5,147,364
Entain Holdings (Gibraltar) Ltd,
CME Term SOFR 3 Month + 3.5000%, 8.9094%, 10/31/29‡	1,790,965		1,797,305
Flutter Financing BV, CME Term SOFR 3 Month + 3.2500%, 8.8627%, 7/22/28‡	8,752,651		8,749,938
Loire Finco Luxembourg, EURIBOR 12 Month + 3.2500%, 7.0800%, 4/21/27‡	2,660,000	EUR	2,779,021
Parts Europe SA, EURIBOR 6 Month + 3.7500%, 7.6410%, 2/3/31‡	5,470,000	EUR	5,885,749
Wyndham Worldwide Corp, CME Term SOFR 1 Month + 3.2500%, 8.6788%, 12/14/29‡	4,466,250		4,472,949
			70,143,794
Consumer Non-Cyclical – 1.2%
Eyecare Partners LLC, CME Term SOFR 3 Month + 6.7500%, 12.3243%, 11/15/29‡	7,500,000		2,587,500
Financiere Mendel SASU, CME Term SOFR 3 Month + 4.2500%, 9.5643%, 11/12/30‡	2,775,000		2,777,081
IQVIA Inc, CME Term SOFR 3 Month + 2.0000%, 7.3094%, 1/2/31‡	1,393,000		1,398,474
LifePoint Health Inc,
CME Term SOFR 1 Month + 4.7500%, 10.0687%, 11/16/28ƒ,‡	2,554,702		2,560,629
Mamba Purchaser Inc, CME Term SOFR 1 Month + 6.5000%, 11.9306%, 10/15/29‡	2,000,000		1,975,000
Mehilainen Yhtiot Oy, EURIBOR 3 Month + 3.2500%, 7.9280%, 8/8/25ƒ,‡	1,280,000	EUR	1,379,040
Saratoga Food Specialties,
CME Term SOFR 3 Month + 3.7500%, 9.0708%, 2/28/29ƒ,‡	5,970,297		5,959,133
Star Parent Inc, CME Term SOFR 3 Month + 4.0000%, 9.3094%, 9/27/30‡	7,061,000		7,013,338
Summit Behavioral Healthcare LLC,
CME Term SOFR 3 Month + 4.7500%, 10.3548%, 11/24/28‡	923,650		923,650
Topgolf Callaway Brands Corp,
CME Term SOFR 1 Month + 3.0000%, 8.3273%, 3/15/30ƒ,‡	8,771,393		8,773,235
VetStrategy Canada Holdings Inc,
CME Term SOFR 1 Month + 5.5000%, 10.8094%, 12/12/28‡	9,266,667		9,269,540
			44,616,620
Diversified Financial – 0.3%
Osaic Holdings Inc, CME Term SOFR 1 Month + 4.0000%, 9.3209%, 8/17/28ƒ,‡	10,675,000		10,710,334
Diversified Financial Services – 0.3%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.2500%, 7.5594%, 1/15/30‡	9,100,000		9,102,275
Luxembourg Investment Co 428 Sarl,
CME Term SOFR 3 Month + 5.0000%, 10.4338%, 1/3/29‡	7,944,280		2,082,514
			11,184,789
Finance Companies – 0.2%
Athena Bidco SASU, EURIBOR 3 Month + 4.0000%, 7.9330%, 3/6/31ƒ,‡	8,390,000	EUR	9,043,523
Industrial – 0.7%
Chromalloy Corp, CME Term SOFR 1 Month + 3.7500%, 9.0754%, 3/21/31ƒ,‡	5,918,000		5,893,322
Inspired Finco Holdings Ltd, EURIBOR 3 Month + 4.0000%, 7.8350%, 2/28/31ƒ,‡	10,760,000	EUR	11,576,425
KBR Inc, CME Term SOFR 1 Month + 2.2500%, 7.5802%, 1/17/31‡	2,765,000		2,768,456
Proampac PG Borrower LLC,
CME Term SOFR 1 Month + 4.5000%, 12.0000%, 9/15/28‡	7,513,164		7,513,164
			27,751,367
Insurance – 0.4%
Truist Insurance Holdings LLC,
CME Term SOFR 1 Month + 3.2500%, 8.5677%, 3/24/31ƒ,‡	5,000,000		4,991,650
USI Inc/NY, CME Term SOFR 1 Month + 3.2500%, 8.5519%, 9/27/30‡	8,764,672		8,767,389
			13,759,039
Technology – 0.8%
Ahead DB Holdings LLC, CME Term SOFR 3 Month + 4.2500%, 9.5594%, 2/1/31‡	8,901,000		8,924,677
Claudius Finance Sarl, EURIBOR 3 Month + 3.7500%, 7.6950%, 7/10/28‡	3,250,000	EUR	3,499,647
Cloud Software Group Inc,
CME Term SOFR 3 Month + 4.5000%, 9.9285%, 3/21/31‡	3,457,000		3,433,250
Coherent Corp, CME Term SOFR 1 Month + 2.7500%, 8.1787%, 7/2/29‡	3,000,000		3,000,000
Magenta Buyer LLC, CME Term SOFR 3 Month + 5.0000%, 10.5743%, 7/27/28‡	5,000,000		2,940,300
Mitchell International Inc,
CME Term SOFR 1 Month + 3.7500%, 9.1946%, 10/15/28‡	7,702,800		7,702,415
			29,500,289
Transportation – 0.3%
AAdvantage Loyalty IP Ltd,
CME Term SOFR 3 Month + 4.7500%, 10.3378%, 4/20/28ƒ,‡	8,900,000		9,232,504

Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans– (continued)
Transportation– (continued)
First Student Bidco Inc,
CME Term SOFR 3 Month + 4.0000%, 9.4481%, 7/21/28ƒ,‡	$4,488,359		$4,487,237
			13,719,741
Total Bank Loans and Mezzanine Loans (cost $325,455,175)			314,751,897
Corporate Bonds– 24.0%
Banking – 2.3%
American Express Co,
US Treasury Yield Curve Rate 5 Year + 2.8540%, 3.5500%‡,µ	2,186,000		2,023,376
Bank of America Corp, SOFR + 1.6500%, 1/23/35‡	3,417,000		3,439,273
Bank of New York Mellon Corp/The, SOFR + 1.6060%, 4.9670%, 4/26/34‡	6,078,000		5,966,484
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	4,487,000		3,665,749
Barclays PLC, SOFR + 2.6200%, 6.6920%, 9/13/34‡	6,154,000		6,556,108
BNP Paribas SA,
US Treasury Yield Curve Rate 1 Year + 1.4500%, 5.1250%, 1/13/29 (144A)‡	5,618,000		5,607,726
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 4.9690%, 9.2500% (144A)‡,µ	3,459,000		3,711,576
BPCE SA, 4.5000%, 3/15/25 (144A)	744,000		733,024
Capital One Financial Corp, SOFR + 2.2600%, 6.0510%, 2/1/35‡	2,930,000		2,983,054
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.5970%, 4.0000%‡,µ	5,000,000		4,793,731
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,µ	5,310,000		5,011,435
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	5,891,000		5,206,219
Credit Suisse Group AG, SOFR + 3.7300%, 4.1940%, 4/1/31 (144A)‡	2,582,000		2,397,375
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	2,629,000		2,977,870
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34‡	3,532,000		3,667,075
Intesa Sanpaolo SpA, 5.7100%, 1/15/26 (144A)	580,000		574,958
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	2,234,000		2,226,297
JPMorgan Chase & Co, SOFR + 1.0150%, 2.0690%, 6/1/29‡	3,492,000		3,097,591
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	1,753,000		1,747,274
JPMorgan Chase & Co,
US Treasury Yield Curve Rate 5 Year + 2.8500%, 3.6500%‡,µ	2,027,000		1,925,117
Morgan Stanley, CME Term SOFR 3 Month + 1.8896%, 4.4310%, 1/23/30‡	1,716,000		1,661,798
Morgan Stanley, SOFR + 3.1200%, 3.6220%, 4/1/31‡	3,238,000		2,969,646
Morgan Stanley,
US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	1,276,000		1,278,597
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	3,817,000		4,179,728
Societe Generale SA, 4.2500%, 4/14/25 (144A)	4,280,000		4,196,707
Societe Generale SA, 4.7500%, 11/24/25 (144A)	4,298,000		4,214,807
UniCredit SpA,
US Treasury Yield Curve Rate 1 Year + 2.3000%, 2.5690%, 9/22/26 (144A)‡	1,933,000		1,841,021
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡	1,699,000		1,715,530
			90,369,146
Basic Industry – 1.4%
First Quantum Minerals Ltd, 9.3750%, 3/1/29 (144A)	1,594,000		1,651,248
Hudbay Minerals Inc, 4.5000%, 4/1/26 (144A)	6,918,000		6,701,036
Mineral Resources Ltd, 9.2500%, 10/1/28 (144A)	6,885,000		7,251,279
Neon Holdings Inc, 10.1250%, 4/1/26 (144A)	3,021,000		2,834,079
Smurfit Kappa Treasury ULC, 5.4380%, 4/3/34 (144A)	13,500,000		13,518,414
Tronox Inc, 4.6250%, 3/15/29 (144A)	10,102,000		9,060,847
Verde Purchaser LLC, 10.5000%, 11/30/30 (144A)	10,453,000		11,005,838
			52,022,741
Brokerage – 0.4%
Artec Group Inc, 10.0000%, 8/15/30 (144A)	3,966,000		4,331,955
Nasdaq Inc, 4.5000%, 2/15/32	7,093,000	EUR	8,074,332
Nasdaq Inc, 5.5500%, 2/15/34	1,596,000		1,622,922
			14,029,209
Capital Goods – 1.0%
ARD Finance SA, 5.0000% (5.00% Cash or 5.75% PIK), 6/30/27Ø	4,063,706	EUR	1,184,605
Ardagh Metal Packaging SA, 3.0000%, 9/1/29	8,863,000	EUR	7,320,044
Berry Global Inc, 5.6500%, 1/15/34 (144A)	5,510,000		5,479,904
Bombardier Inc, 7.2500%, 7/1/31 (144A)	9,188,000		9,206,707
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC,
9.0000%, 2/15/29 (144A)	7,169,000		7,413,592
Regal Rexnord Corp, 6.3000%, 2/15/30 (144A)	2,304,000		2,358,623
Regal Rexnord Corp, 6.4000%, 4/15/33 (144A)	1,538,000		1,595,100
Trinity Industries Inc, 7.7500%, 7/15/28 (144A)	2,412,000		2,476,914
			37,035,489
Communications – 0.8%
AT&T Inc, EURIBOR ICE SWAP Rate + 3.1400%, 2.8750%‡,µ	5,300,000	EUR	5,573,393
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	9,366,000		7,648,742
Netflix Inc, 3.6250%, 6/15/30	8,071,000	EUR	8,776,046
Paramount Global, 4.2000%, 5/19/32#	9,228,000		7,666,190
			29,664,371

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Cyclical – 3.3%
Adler Pelzer Holding GmbH, 9.5000%, 4/1/27 (144A)	6,450,000	EUR	$7,056,789
Aston Martin Capital Holdings Ltd, 10.0000%, 3/31/29 (144A)	$9,452,000		9,623,743
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp,
4.6250%, 6/1/28 (144A)	8,666,000		7,913,539
Carnival Corp, 6.0000%, 5/1/29 (144A)	7,467,000		7,367,761
CBRE Services Inc, 5.9500%, 8/15/34	6,467,000		6,636,954
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	4,213,000		4,418,477
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)	10,378,000		9,917,626
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	2,608,000		2,327,161
Kohl's Corp, 4.6250%, 5/1/31Ç	7,649,000		6,436,825
LGI Homes Inc, 4.0000%, 7/15/29 (144A)	10,940,000		9,557,333
Lithia Motors Inc, 3.8750%, 6/1/29 (144A)	3,700,000		3,334,454
Lithia Motors Inc, 4.3750%, 1/15/31 (144A)	6,689,000		5,991,517
LKQ Corp, 6.2500%, 6/15/33	4,742,000		4,937,561
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26 (144A)	8,375,000		8,299,513
Mavis Tire Express Services Corp, 6.5000%, 5/15/29 (144A)#	9,493,000		9,028,712
NCL Corporation Ltd, 7.7500%, 2/15/29 (144A)#	8,470,000		8,794,198
Pinnacle Bidco PLC, 8.2500%, 10/11/28 (144A)	5,150,000	EUR	5,795,139
VICI Properties LP, 4.9500%, 2/15/30	4,046,000		3,912,703
VICI Properties LP, 5.1250%, 5/15/32	1,566,000		1,497,875
Wynn Macau Ltd, 5.1250%, 12/15/29 (144A)	5,933,000		5,418,027
			128,265,907
Consumer Non-Cyclical – 2.6%
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp,
4.6250%, 6/1/28 (144A)	2,787,000		2,533,290
Bellis Acquisition Co PLC, 3.2500%, 2/16/26	6,000,000	GBP	7,138,778
Cheplapharm Arzneimittel GmbH, 7.5000%, 5/15/30 (144A)	12,700,000	EUR	14,452,990
Heartland Dental LLC / Heartland Dental Finance Corp,
10.5000%, 4/30/28 (144A)#	11,834,000		12,573,625
HLF Financing Sarl LLC / Herbalife International Inc,
4.8750%, 6/1/29 (144A)	7,721,000		5,366,095
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.7500%, 3/15/34 (144A)	6,167,000		6,479,803
LifePoint Health Inc, 11.0000%, 10/15/30 (144A)	4,625,000		4,943,159
Mattel Inc, 5.4500%, 11/1/41	5,524,000		5,117,265
Organon Finance 1 LLC, 5.1250%, 4/30/31 (144A)	17,733,000		15,766,541
Pilgrim's Pride Corp, 6.2500%, 7/1/33	8,897,000		9,091,729
Solventum Corp, 5.6000%, 3/23/34 (144A)	9,190,000		9,220,055
Surgery Center Holdings Inc, 7.2500%, 4/15/32 (144A)	3,821,000		3,850,673
Universal Health Services Inc, 2.6500%, 1/15/32	6,304,000		5,157,389
			101,691,392
Electric – 1.7%
Algonquin Power & Utilities Corp,
US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	8,480,000		7,475,594
American Electric Power Co Inc, 5.6250%, 3/1/33	2,509,000		2,547,268
American Electric Power Co Inc,
US Treasury Yield Curve Rate 5 Year + 2.6750%, 3.8750%, 2/15/62‡	4,471,000		4,017,836
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	2,718,000		2,503,302
Duquesne Light Holdings Inc, 2.5320%, 10/1/30 (144A)	2,490,000		2,060,693
IPALCO Enterprises Inc, 4.2500%, 5/1/30	3,248,000		3,021,983
Liberty Utilities Co, 5.8690%, 1/31/34 (144A)	8,089,000		8,171,494
NRG Energy Inc, 7.0000%, 3/15/33 (144A)	12,061,000		12,869,762
Vistra Operations Co LLC, 6.9500%, 10/15/33 (144A)	9,766,000		10,423,857
Xcel Energy Inc, 4.6000%, 6/1/32	3,829,000		3,600,622
Xcel Energy Inc, 5.4500%, 8/15/33	6,991,000		6,948,397
			63,640,808
Energy – 2.8%
AmeriGas Partners LP / AmeriGas Finance Corp, 5.7500%, 5/20/27	7,888,000		7,704,721
Civitas Resources Inc, 8.3750%, 7/1/28 (144A)	7,152,000		7,528,996
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	7,432,000		6,832,475
EnLink Midstream Partners LP, CME Term SOFR 3 Month + 4.3716%, 9.7009%‡,µ	7,858,000		7,701,300
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27 (144A)	13,378,000		13,938,806
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	15,018,000		13,800,152
Howard Midstream Energy Partners LLC, 6.7500%, 1/15/27 (144A)	9,769,000		9,746,785
Occidental Petroleum Corp, 7.8750%, 9/15/31	3,878,000		4,395,988
SM Energy Co, 5.6250%, 6/1/25	8,923,000		8,880,645
Sunoco LP / Sunoco Finance Corp, 4.5000%, 4/30/30	8,262,000		7,565,686
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 1/15/28 (144A)	5,739,000		5,529,424
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
6.0000%, 9/1/31 (144A)	1,155,000		1,077,904
Venture Global LNG Inc, 9.5000%, 2/1/29 (144A)	6,486,666		6,991,737

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Energy– (continued)
Viper Energy Partners LP, 7.3750%, 11/1/31 (144A)	$6,090,000		$6,331,020
			108,025,639
Finance Companies – 1.7%
Blackstone Private Credit Fund, 6.2500%, 1/25/31 (144A)	6,688,000		6,715,973
Fortress Transportation and Infrastructure Investors LLC,
6.5000%, 10/1/25 (144A)	2,318,000		2,314,528
Fortress Transportation and Infrastructure Investors LLC,
9.7500%, 8/1/27 (144A)	3,509,000		3,633,352
goeasy Ltd, 7.6250%, 7/1/29 (144A)	7,091,000		7,101,246
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31 (144A)	9,650,000		9,822,066
Navient Corp, 6.7500%, 6/25/25	4,729,000		4,764,936
Navient Corp, 9.3750%, 7/25/30	8,997,000		9,624,811
Oaktree Strategic Credit Fund, 8.4000%, 11/14/28 (144A)	2,250,000		2,386,645
OWL Rock Core Income Corp, 4.7000%, 2/8/27	6,509,000		6,174,871
PennyMac Financial Services Inc, 5.7500%, 9/15/31 (144A)	8,000,000		7,420,571
Sixth Street Lending Partners, 6.5000%, 3/11/29 (144A)	4,152,000		4,149,537
			64,108,536
Financial Institutions – 0.7%
Burford Capital Global Finance LLC, 6.2500%, 4/15/28 (144A)	4,962,000		4,832,871
Burford Capital Global Finance LLC, 6.8750%, 4/15/30 (144A)	4,025,000		3,952,270
GGAM Finance Ltd, 8.0000%, 6/15/28 (144A)	10,154,000		10,604,117
Sagax AB, 1.1250%, 1/30/27	1,060,000	EUR	1,049,332
Sagax EURO MTN, 0.7500%, 1/26/28	8,505,000	EUR	8,061,075
			28,499,665
Government Sponsored – 0.5%
Ecopetrol SA, 8.3750%, 1/19/36	4,223,000		4,262,776
Georgian Railway JSC, 4.0000%, 6/17/28	5,457,000		4,931,491
Petroleos Mexicanos, 5.9500%, 1/28/31	10,596,000		8,498,038
Uzbekneftegaz JSC, 4.7500%, 11/16/28	1,087,000		909,493
			18,601,798
Independent Power and Renewable Electricity Producers – 0.2%
NextEra Energy Partners LP, 2.5000%, 6/15/26 (144A)	10,151,000		9,135,456
Insurance – 1.1%
Aon North America Inc, 5.7500%, 3/1/54	4,883,000		5,006,074
Arthur J Gallagher & Co, 6.5000%, 2/15/34	6,576,000		7,071,631
Athene Global Funding, 2.6460%, 10/4/31 (144A)	6,969,000		5,686,063
Brown & Brown Inc, 4.9500%, 3/17/52	2,608,000		2,302,345
Centene Corp, 3.3750%, 2/15/30	11,582,000		10,249,279
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC,
7.2500%, 2/15/31 (144A)	4,074,000		4,089,387
Humana Inc, 5.3750%, 4/15/31	9,228,000		9,232,974
			43,637,753
Mortgage Assets – 0.1%
Banco La Hipotecaria SA, 4.1250%, 12/15/24 (144A)	5,000,000		4,905,555
Real Estate Investment Trusts (REITs) – 0.9%
Alexandria Real Estate Equities Inc, 4.7500%, 4/15/35	4,624,000		4,369,558
Broadstone Net Lease LLC, 2.6000%, 9/15/31	6,601,000		5,215,874
Lexington Realty Trust, 2.7000%, 9/15/30	2,694,000		2,250,021
Prologis Targeted US Logistics Fund LP, 5.2500%, 4/1/29 (144A)	4,603,000		4,589,801
Rithm Capital Corp, 8.0000%, 4/1/29 (144A)	9,567,000		9,287,245
Starwood Property Trust Inc, 7.2500%, 4/1/29 (144A)	2,893,000		2,916,025
Sun Communities Operating LP, 5.5000%, 1/15/29	4,253,000		4,241,876
			32,870,400
Technology – 2.1%
Austin BidCo Inc, 7.1250%, 12/15/28 (144A)	8,552,000		7,638,416
CA Magnum Holdings, 5.3750%, 10/31/26 (144A)	6,237,000		5,958,310
Cloud Software Group Inc, 6.5000%, 3/31/29 (144A)	11,716,000		11,118,033
Constellation Software Inc/Canada, 5.4610%, 2/16/34 (144A)	2,125,000		2,138,871
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A)	7,294,000		7,304,996
Gartner Inc, 3.7500%, 10/1/30 (144A)	7,003,000		6,268,659
Iron Mountain Inc, 4.5000%, 2/15/31 (144A)	3,754,000		3,387,000
Leidos Inc, 5.7500%, 3/15/33	2,656,000		2,722,818
McAfee Corp, 7.3750%, 2/15/30 (144A)	9,417,000		8,635,827
RingCentral Inc, 8.5000%, 8/15/30 (144A)	8,801,000		9,150,699
Trimble Inc, 6.1000%, 3/15/33	5,769,000		6,026,797
Western Digital Corp, 2.8500%, 2/1/29	11,283,000		9,816,688
			80,167,114
Transportation – 0.4%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	10,151,000		9,179,926
Rand Parent LLC, 8.5000%, 2/15/30 (144A)#	6,454,000		6,391,138
			15,571,064
Total Corporate Bonds (cost $918,417,782)			922,242,043

Shares or Principal Amounts			Value
Promissory Notes– 0.2%
Development – 0.2%
University of Michigan Student Housing Land Loan, 13.0000%, 3/7/25¢((cost $6,277,953)	$6,277,953		$6,277,953
Foreign Government Bonds– 3.0%
Arab Republic of Egypt Government Bond, 8.7500%, 9/30/51	5,208,000		4,205,460
Commonwealth of the Bahamas Government Bond, 6.0000%, 11/21/28	3,391,000		3,041,679
Federative Republic of Brazil Government Bond, 6.1250%, 3/15/34	7,184,000		7,104,670
Mongolia Government Bond, 5.1250%, 4/7/26	2,185,000		2,106,267
Mongolia Government Bond, 3.5000%, 7/7/27	1,705,000		1,532,784
Mongolia Government Bond, 4.4500%, 7/7/31	5,601,000		4,735,647
Republic of Angola Government Bond, 8.0000%, 11/26/29	6,052,000		5,628,360
Republic of Benin Government Bond, 4.8750%, 1/19/32	1,317,000	EUR	1,193,574
Republic of Benin Government Bond, 4.9500%, 1/22/35	2,400,000	EUR	2,096,997
Republic of Colombia Government Bond, 3.0000%, 1/30/30	3,510,000		2,908,605
Republic of Colombia Government Bond, 3.1250%, 4/15/31	3,160,000		2,521,434
Republic of Columbia Government Bond, 3.2500%, 4/22/32	6,867,000		5,342,014
Republic of Costa Rica Government Bond, 7.1580%, 3/12/45	10,952,000		11,450,069
Republic of Cote d'Ivoire Government Bond, 7.6250%, 1/30/33	4,330,000		4,289,514
Republic of Georgia Government Bond, 2.7500%, 4/22/26	2,880,000		2,676,175
Republic of Kenya Government Bond, 9.7500%, 2/16/31 (144A)	2,766,000		2,831,692
Republic of Montenegro Government Bond, 7.2500%, 3/12/31 (144A)	1,790,000		1,820,537
Republic of Mozambique Government Bond, 9.0000%, 9/15/31Ç	2,682,000		2,284,474
Republic of North Macedonia Government Bond, 6.9600%, 3/13/27	2,758,000	EUR	3,108,938
Republic of North Macedonia Government Bond, 1.6250%, 3/10/28	8,261,000	EUR	7,730,430
Republic of Poland Government Bond, 5.1250%, 9/18/34	4,200,000		4,181,352
Republic of Poland Government Bond, 5.5000%, 3/18/54	3,032,000		3,008,108
Republic of Turkiye Government Bond, 5.8750%, 5/21/30	8,045,000	EUR	8,666,478
Republic of Uzbekistan Government Bond, 7.8500%, 10/12/28 (144A)	5,692,000		5,948,482
Romania Government Bond, 1.7500%, 7/13/30	4,774,000	EUR	4,222,774
Romania Government Bond, 2.1240%, 7/16/31	4,800,000	EUR	4,223,486
Romania Government Bond, 2.0000%, 4/14/33	4,900,000	EUR	4,050,291
Romania Government Bond, 6.3750%, 1/30/34	4,034,000		4,087,047
Total Foreign Government Bonds (cost $114,999,184)			116,997,338
Mortgage-Backed Securities– 23.8%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	91,374,381		78,653,514
5.0000%, TBA, 30 Year Maturity	117,438,352		114,683,006
5.5000%, TBA, 30 Year Maturity	71,300,556		70,934,214
6.0000%, TBA, 30 Year Maturity	56,038,000		56,555,231
3.5000%, TBA, 30 Year Maturity	71,576,875		64,086,140
4.0000%, TBA, 30 Year Maturity	152,830,871		141,557,760
4.5000%, TBA, 30 Year Maturity	92,479,774		88,068,951
			614,538,816
Fannie Mae Pool:
3.0000%, 10/1/34	116,456		109,278
6.0000%, 2/1/37	546		570
3.0000%, 9/1/42	951,621		848,982
3.0000%, 1/1/43	1,207,335		1,077,115
3.0000%, 2/1/43	484,691		432,413
3.0000%, 2/1/43	32,736		29,184
3.0000%, 3/1/43	1,553,618		1,385,051
3.0000%, 3/1/43	435,758		388,478
3.0000%, 5/1/43	354,236		315,802
3.0000%, 5/1/43	1,833		1,634
5.0000%, 7/1/44	4,747		4,734
4.5000%, 10/1/44	3,190		3,115
4.5000%, 3/1/45	5,042		4,923
3.0000%, 7/1/45	1,902,512		1,696,091
4.5000%, 2/1/46	6,999		6,854
3.0000%, 9/1/46	868,279		774,629
3.0000%, 11/1/46	300,830		264,338
3.0000%, 1/1/47	45,093		39,623
4.0000%, 5/1/47	755,573		714,231
3.5000%, 1/1/48	2,723		2,500
4.0000%, 1/1/48	10,438		9,867
3.5000%, 3/1/48	2,921,035		2,657,999
4.0000%, 3/1/48	3,151		2,975
4.5000%, 12/1/48	459,912		445,969
3.0000%, 9/1/49	334,687		295,163
4.5000%, 12/1/50	4,682,269		4,521,632
4.0000%, 10/1/51	25,122,804		23,589,163
5.5000%, 10/1/52	12,895,881		12,851,941
5.0000%, 6/1/53	8,127,881		8,058,503
5.5000%, 6/1/53	9,562,643		9,621,464

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
5.5000%, 6/1/53	$151,335	$152,181
5.0000%, 7/1/53	27,923,246	27,680,043
5.5000%, 7/1/53	434,143	434,511
5.5000%, 7/1/53	261,171	262,534
5.5000%, 9/1/53	14,957,398	15,032,675
5.0000%, 12/1/53	503,527	499,563
3.0000%, 2/1/57	4,803,890	4,119,915
3.0000%, 6/1/57	20,876	17,882
		118,353,525
Freddie Mac Pool:
3.0000%, 5/1/31	1,082,097	1,033,213
3.0000%, 9/1/32	176,276	166,790
3.0000%, 1/1/33	95,341	90,104
3.0000%, 10/1/34	294,091	275,944
3.0000%, 10/1/34	139,714	131,102
6.0000%, 4/1/40	11,638	12,154
3.0000%, 2/1/43	3,441	3,067
3.0000%, 11/1/43	3,816,689	3,405,032
4.5000%, 5/1/44	2,357	2,298
3.5000%, 7/1/46	2,172	1,998
4.0000%, 3/1/47	6,095	5,764
3.5000%, 12/1/47	37,168	34,080
3.5000%, 2/1/48	2,413	2,210
4.0000%, 4/1/48	1,310	1,236
4.5000%, 4/1/49	1,086,433	1,049,104
4.0000%, 5/1/49	4,165,061	3,906,190
3.5000%, 8/1/49	1,832,094	1,662,810
3.0000%, 12/1/49	492,823	429,807
3.0000%, 12/1/49	279,690	243,926
4.5000%, 10/1/50	2,746,107	2,651,895
5.5000%, 10/1/52	126,739	127,659
5.0000%, 7/1/53	10,900,936	10,805,992
5.5000%, 7/1/53	1,952,798	1,954,455
5.5000%, 7/1/53	1,255,676	1,256,741
5.0000%, 9/1/53	346,011	342,405
6.0000%, 9/1/53	16,028,913	16,378,082
5.0000%, 10/1/53	22,861,595	22,657,802
		68,631,860
Ginnie Mae:
5.0000%, TBA, 30 Year Maturity	7,343,765	7,216,953
3.5000%, TBA, 30 Year Maturity	98,660,539	89,794,015
4.0000%, TBA, 30 Year Maturity	16,054,402	15,028,028
		112,038,996
Ginnie Mae I Pool:
4.5000%, 8/15/46	9,691	9,424
4.0000%, 7/15/47	2,939	2,777
4.0000%, 8/15/47	339	321
4.0000%, 11/15/47	580	548
4.0000%, 12/15/47	1,808	1,709
		14,779
Ginnie Mae II Pool:
4.5000%, 2/20/48	92,070	89,541
4.5000%, 5/20/48	2,092	2,034
4.5000%, 5/20/48	803	780
		92,355
Total Mortgage-Backed Securities (cost $920,640,313)		913,670,331
Common Stocks– 0.3%
Health Care Providers & Services – 0.1%
Surgery Partners Inc*	172,012	5,131,118
Professional Services – 0%
Clarivate Analytics PLC*	4,217	31,332
Semiconductor & Semiconductor Equipment – 0.2%
Marvell Technology Inc	83,936	5,949,384
Total Common Stocks (cost $11,639,833)		11,111,834
Preferred Stocks– 0%
Consumer Cyclical – 0%
Quiksilver Inc¢	12,688	10,785
Finance Companies – 0%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43 (144A)‡	1,000,000	10,000
Industrial – 0%
Project Silver, 3/15/44 (144A)‡	1,500,000	112,500
START Ireland, 3/15/44 (144A)‡	1,500,000	375,000
Thunderbolt II Aircraft Lease Ltd, 9/15/38 (144A)	10	152,302

Shares or Principal Amounts		Value
Preferred Stocks– (continued)
Industrial– (continued)
Thunderbolt III Aircraft Lease Ltd, 11/15/39 (144A)‡	5,000,000	$250,000
		889,802
Total Preferred Stocks (cost $11,018,746)		910,587
Convertible Preferred Stocks– 0.1%
Chemicals – 0.1%
Albemarle Corp, 7.2500%, 3/1/27((cost $2,093,600)	41,872	2,470,448
Investment Companies– 4.9%
Money Markets – 4.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $188,589,613)	188,551,902	188,589,613
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	10,192,366	10,192,366
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 4/1/24	$2,548,092	2,548,092
Total Investments Purchased with Cash Collateral from Securities Lending (cost $12,740,458)		12,740,458
Total Investments (total cost $4,772,878,208) – 122.6%		4,709,451,472
Liabilities, net of Cash, Receivables and Other Assets – (22.6)%		(869,035,412)
Net Assets – 100%		$3,840,416,060

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,204,523,499	89.3%
Canada	61,083,401	1.3
United Kingdom	59,099,780	1.3
Cayman Islands	57,435,904	1.2
Ireland	41,184,137	0.9
France	38,939,524	0.8
Germany	21,509,779	0.5
Luxembourg	16,681,435	0.4
Romania	16,583,598	0.4
Jersey	15,161,022	0.3
Colombia	15,034,829	0.3
Australia	12,457,498	0.3
Costa Rica	11,450,069	0.2
Macedonia, The Former Yugoslav Republic Of	10,839,368	0.2
Sweden	9,110,407	0.2
Turkey	8,666,478	0.2
Mexico	8,498,038	0.2
Mongolia	8,374,698	0.2
Georgia	7,607,666	0.2
Poland	7,189,460	0.2
Brazil	7,104,670	0.1
Uzbekistan	6,857,975	0.1
Peru	6,701,036	0.1
India	5,958,310	0.1
Angola	5,628,360	0.1
Macao	5,418,027	0.1
Panama	4,905,555	0.1
Ivory Coast	4,289,514	0.1
Egypt	4,205,460	0.1
Netherlands	3,667,075	0.1
Benin	3,290,571	0.1
Bahamas	3,041,679	0.1
Kenya	2,831,692	0.1
Italy	2,415,979	0.1
Switzerland	2,397,375	0.0
Mozambique	2,284,474	0.0
Montenegro	1,820,537	0.0
Gibraltar	1,797,305	0.0
Zambia	1,651,248	0.0
Finland	1,379,040	0.0
Bermuda	375,000	0.0

Total	$4,709,451,472	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 4.9%
Money Markets - 4.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$4,641,022	$(980)	$354	$188,589,613
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	194,410∆	-	-	10,192,366
Total Affiliated Investments - 5.2%	$4,835,432	$(980)	$354	$198,781,979

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 4.9%
Money Markets - 4.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	136,328,921	1,194,371,611	(1,142,110,293)	188,589,613
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	14,706,842	77,888,792	(82,403,268)	10,192,366

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	5/23/24	(5,814,925)	$7,368,120	$28,137
Canadian Dollar	5/23/24	20,583	(15,179)	30
Canadian Dollar	5/23/24	20,589	(15,248)	(34)
Canadian Dollar	5/23/24	(4,915,742)	3,647,446	15,003
Euro	5/23/24	3,864,910	(4,210,476)	(32,306)
Euro	5/23/24	(127,448,452)	138,482,492	704,079
Total				$714,909

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	2,976	6/28/24	$329,731,500	$1,976,249
2 Year US Treasury Note	1,727	7/3/24	353,144,517	(107,938)
5 Year US Treasury Note	7,388	7/3/24	790,631,438	2,135,590
Total - Futures Long				4,003,901
Futures Short:
Ultra 10-Year Treasury Note	1,657	6/28/24	(189,907,734)	(1,419,502)
Ultra Long Term US Treasury Bond	80	6/28/24	(10,320,000)	(170,726)
US Treasury Long Bond	60	6/28/24	(7,226,250)	(110,904)
Total - Futures Short				(1,701,132)
Total				$2,302,769

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Credit default swaps:
Average notional amount - buy protection	$ 53,280,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	5,472,646
Average amounts sold - in USD	114,881,767
Futures contracts:
Average notional amount of contracts - long	1,098,844,087
Average notional amount of contracts - short	468,103,581

Notes to Schedule of Investments (unaudited)

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $2,720,097,802, which represents 70.8% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2024 is $6,288,738, which represents 0.2% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,219,688,970	$-
Bank Loans and Mezzanine Loans	-	314,751,897	-
Corporate Bonds	-	922,242,043	-
Promissory Notes	-	-	6,277,953
Foreign Government Bonds	-	116,997,338	-
Mortgage-Backed Securities	-	913,670,331	-
Common Stocks	11,111,834	-	-
Preferred Stocks	-	899,802	10,785
Convertible Preferred Stocks	2,470,448	-	-
Investment Companies	-	188,589,613	-
Investments Purchased with Cash Collateral from Securities Lending	-	12,740,458	-
Total Investments in Securities	$13,582,282	$4,689,580,452	$6,288,738
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	747,249	-
Futures Contracts	4,111,839	-	-
Total Assets	$17,694,121	$4,690,327,701	$6,288,738
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$32,340	$-
Futures Contracts	1,809,070	-	-
Total Liabilities	$1,809,070	$32,340	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70289 05-24